Shareholder's Equity - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 21, 2017	Dec. 31, 2017	Dec. 31, 2016
Capital contribution (in shares)		1,046,000	2,000
President [Member] | Scenario, Previously Reported
Proceeds from capital contribution	$ 100
Capital contribution (in shares)	100,000
Common shareholders voting rights	Holders of common stock shall be entitled to one vote for each share of common stock held on all matters submitted to shareholders for vote, consent or approval.